Income Taxes (Canadian federal and provincial income tax rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Tax Rate [Line Items]
Domestic (loss)/gain	$ (1,327)	$ 2,620
Foreign loss	(849)	(775)
Gain before income taxes	(2,176)	1,845
Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	(577)	489
Permanent differences	96	(977)
Change in valuation allowance	(2,863)	230
Effect of foreign exchange rate differences	13	36
Effect of non-capital losses expired	3,344	0
Effect of tax rate changes and other	(13)	222
Provision for income taxes	$ 0	$ 0